Financial risks (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risks
Cash	kr 862,900	kr 568,400
Average weighted duration of the bond portfolio	3 years	3 years
Leasing	kr 139,523	kr 130,119	kr 85,760
USD.
Financial risks
Cash	656,100
Effect	kr 20,675	kr 58,124
Percentage of reasonably possible increase	10.00%	10.00%
Percentage of reasonably possible decrease	10.00%	10.00%
Interest rate
Financial risks
Cash	kr 656,100	kr 0
Leasing	kr 139,500	kr 130,100